EXHIBIT 99.3

NISSAN MASTER OWNER TRUST RECEIVABLES, SERIES 2016-A
Monthly Servicer's Statement
for the month ended March 31, 2017

Period	Collection	Accrual	Distribution	Series Allocation Percentage at Month-End	64.00%
From	01-Mar-17	15-Mar-17	17-Apr-17	Floating Allocation Percentage at Month-End	54.03%
To	31-Mar-17	17-Apr-17
Days	33

Description of Collateral		Expected Final	Accumulation	Early Redemption
On the Distribution Date, the Series 2016-A balances were:		Payment Date	Period	Period
		6/17/2019	12/1/2018	No
Notes	$1,600,000,000.00
A1	850,000,000.00
A2	750,000,000.00
Principal Amount of Debt	1,600,000,000.00		Accumulation Account
Required Overcollateralization	$375,318,000.00		Beginning	-
Required Overcollateralization Increase - MPR < 35%	$0.00		Payout	-
Required Overcollateralization Increase - MPR < 30%	$0.00		Additions	-
Incremental Overcollateralization Amount	$0.00		Ending Balance	-
Series Nominal Liquidation Amount	1,975,318,000.00
			Distributions to Investors
Required Participation Amount	$1,975,318,000.00		A1 Days	33
Excess Receivables	$1,805,066,469.25		A1 LIBOR	0.912220%
			A1 Applicable Margin	0.640000%
Total Collateral	3,780,384,469.25			1.552220%

Collateral as Percent of Notes	236.27%		A2 Days	30
			A2 Fixed Rate	1.54%

NMOTR Trust Pool Activity				Actual	Per $1000
During the past Collection Period, the following activity occurred:			Interest A1	1,209,438.08	1.21
			Principal A1	-	-
	NMOTR
	Total Pool				1.21
Beginning Gross Principal Pool Balance	$6,315,323,543.24					1.55%
Total Principal Collections	$(2,393,420,212.86)			Actual	Per $1000
Investment in New Receivables	$2,651,963,976.11		Interest A2	962,500.00	0.96
Receivables Added for Additional Accounts	$0.00		Principal A2	-	-
Repurchases	$(23,078,690.30)
Principal Default Amounts	$0.00				0.96
Principal Reallocation	$0.00		Total Due Investors	2,171,938.08
New Series Issued During Collection Period	$0.00		Servicing Fee	1,646,098.33
Less Net CMA Offset	$(639,712,254.98)		Excess Cash Flow	1,083,933.00
Less Servicing Adjustment	$(4,225,628.00)
Ending Balance	$5,906,850,733.21

SAP for Next Period	64.00%		Reserve Account

Average Receivable Balance	$5,796,331,842.11		Required Balance	$8,000,000.00
Monthly Payment Rate	41.29%		Current Balance	$8,000,000.00
			Deficit/(Excess)	$-
Interest Collections
During the past collection period, the following activity occurred:

	NMOTR		'Status Trigger'
	Total Pool
Total Interest Collections	$14,176,063.68			Threshold	Actual
Principal Reallocations	0.00		Status Percentage	10.2%	1.30%
Recoveries on Receivables Written Off	0.00
Total Available	$14,176,063.68		Pass / Fail	PASS